NET REVENUES - Schedule of Net Revenues (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
NET REVENUES
Net revenues	¥ 221,618,968	$ 31,214,379	¥ 206,820,874	¥ 202,209,465
Portfolio training services
NET REVENUES
Net revenues	166,448,699		153,136,274	151,433,831
Research-based learning services
NET REVENUES
Net revenues	6,512,650		3,721,829	5,977,438
Overseas study counselling services
NET REVENUES
Net revenues	28,993,831		24,974,973	23,623,998
Other educational services
NET REVENUES
Net revenues	¥ 19,663,788		24,657,609	¥ 21,174,198
K-12 education assessment and other services
NET REVENUES
Net revenues			¥ 330,189